Note 15 - Changes in Accumulated Other Comprehensive Income (Loss) by Component (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Year ended	¥ 1,544,946	¥ 1,483,356	¥ 495,217
Other comprehensive income before reclassifications	(278,589)	84,624	1,054,562
Amounts reclassified out of accumulated other comprehensive income	2,637	(23,034)	(66,423)
Other comprehensive income	(275,952)	61,590	¥ 988,139
Other
Year ended	1,268,994	1,544,946	¥ 1,483,356
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Year ended	(229,203)	(146,203)	(187,318)
Other comprehensive income before reclassifications	(392,756)	(81,449)	40,879
Amounts reclassified out of accumulated other comprehensive income	(1,662)	(1,551)	236
Other comprehensive income	(394,418)	(83,000)	¥ 41,115
Other
Year ended	(623,621)	(229,203)	¥ (146,203)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Year ended	622,906	375,633	(44,129)
Other comprehensive income before reclassifications	¥ (71,610)	¥ 247,273	¥ 419,701
Amounts reclassified out of accumulated other comprehensive income
Other comprehensive income	¥ (71,610)	¥ 247,273	¥ 419,701
Other			61
Year ended	551,296	622,906	375,633
AOCI Attributable to Parent [Member]
Year ended	1,938,649	1,712,786	263,770
Other comprehensive income before reclassifications	(742,955)	250,448	1,515,142
Amounts reclassified out of accumulated other comprehensive income	975	(24,585)	(66,187)
Other comprehensive income	(741,980)	225,863	1,448,955
Other			61
Year ended	1,196,669	1,938,649	1,712,786
Year ended	1,938,649
Other comprehensive income	(738,022)	222,128	¥ 1,448,811
Year ended	¥ 1,196,669	¥ 1,938,649